ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                             3100 Sanders Road, J5B
                           Northbrook, Illinois 60062
                        Direct Dial Number (847) 402-3058
                            Facsimile (847) 402-3781
                            E-Mail jbuca@allstate.com

JOHN E. BUCHANAN
Assistant Counsel
                                                                     May 2, 2006
BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Allstate Life Insurance Company of New York ("ALNY");
         ALNY Variable Life Separate Account A ("Registrant")
         File Nos. 333-100934 and 811-21250
         CIK No.  0001034438
         Consultant Accumulator Variable Universal Life


Commissioners:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Registrant certifies that:

a. The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Amendment ("Amendment") to the above referenced Registration Statement on Form N-6; and

b. The text of the Amendment was filed with the Commission electronically on April 11, 2006.

                                    Sincerely,


                                    /s/  JOHN E. BUCHANAN
                                    John E. Buchanan
                                    Assistant Counsel